PRUDENTIAL’S GIBRALTAR FUND, INC.
655 Broad Street
Newark, New Jersey 07102

April 4, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520

Re: Prudential’s Gibraltar Fund, Inc.

Registration Numbers: 002-32685 and 811-01660

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on March 31, 2017.

     If you have any questions concerning this filing, please contact the undersigned at 973-802-6469.

                                   Very truly yours,

                                   /s/ Jonathan D. Shain
                                   Jonathan D. Shain
                                   Assistant Secretary